Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.89%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Alternative Funds–5.38%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.40%	$1,069,737	$27,092	$—	$(35,249)	$—	$27,101	105,841	$1,061,580
Invesco Global Real Estate Income Fund, Class R6	—	6,873,391	—	(7,467,826)	(598,591)	1,193,026	—	—	—
Invesco Managed Futures Strategy ETF	4.98%	11,642,684	226,720	—	1,223,356	—	—	257,990	13,092,760
Total Alternative Funds		19,585,812	253,812	(7,467,826)	589,516	1,193,026	27,101		14,154,340
Domestic Equity Funds–21.87%
Invesco Discovery Mid Cap Growth Fund, Class R6	0.76%	8,976,521	—	(7,762,107)	(739,913)	1,533,997	—	56,260	2,008,498
Invesco Main Street Small Cap Fund, Class R6	1.99%	8,640,679	—	(3,579,421)	(549,101)	731,796	—	234,734	5,243,953
Invesco NASDAQ 100 ETF	4.52%	17,901,172	—	(5,114,761)	(2,151,498)	1,240,622	16,377	49,977	11,875,535
Invesco Russell 1000® Dynamic Multifactor ETF(b)	6.12%	18,465,600	—	(2,142,568)	(844,192)	616,066	39,089	267,713	16,094,906
Invesco S&P 500 Revenue ETF	7.72%	16,249,497	4,734,492	(569,591)	(197,432)	78,208	75,299	176,618	20,295,174
Invesco Value Opportunities Fund, Class R6	0.76%	7,236,259	—	(5,942,335)	(750,111)	1,444,213	—	78,207	1,988,026
Total Domestic Equity Funds		77,469,728	4,734,492	(25,110,783)	(5,232,247)	5,644,902	130,765		57,506,092
Fixed Income Funds–53.57%
Invesco Core Bond Fund, Class R6	14.22%	66,081,322	575,957	(29,001,422)	(998,179)	723,693	575,957	6,627,903	37,381,371
Invesco Core Plus Bond Fund, Class R6	7.58%	35,351,228	325,200	(15,621,969)	898,634	(1,027,480)	325,199	2,161,129	19,925,613
Invesco Emerging Markets Sovereign Debt ETF	2.64%	2,675,833	4,651,969	(54,689)	(339,565)	(224)	81,903	331,738	6,933,324
Invesco Equal Weight 0-30 Year Treasury ETF	10.99%	6,479,732	23,648,779	(509,280)	(622,987)	(89,446)	188,536	1,059,645	28,906,798
Invesco Floating Rate ESG Fund, Class R6	3.30%	7,163,308	1,689,354	—	(181,901)	—	150,215	1,376,311	8,670,761
Invesco High Yield Fund, Class R6	4.55%	10,545,078	1,930,914	(240,226)	(267,802)	(2,900)	191,476	3,428,385	11,965,064
Invesco Short Term Treasury ETF	6.37%	—	17,350,935	(576,710)	(38,053)	(692)	99,921	158,555	16,735,480
Invesco Variable Rate Investment Grade ETF	3.92%	11,266,587	—	(938,675)	(40,948)	15,915	123,784	411,539	10,302,879
Total Fixed Income Funds		139,563,088	50,173,108	(46,942,971)	(1,590,801)	(381,134)	1,736,991		140,821,290
International and Global Equity Funds–18.53%
Invesco Developing Markets Fund, Class R6	2.39%	3,416,510	3,684,779	(743,347)	111,390	(195,347)	—	179,154	6,273,985
Invesco Global Fund, Class R6	5.80%	11,125,906	5,867,729	(356,692)	(1,339,857)	(47,107)	—	187,947	15,249,979
Invesco International Developed Dynamic Multifactor ETF	3.56%	4,382,436	5,789,621	(823,454)	(145,712)	149,070	84,969	295,574	9,351,961
Invesco International Growth Fund, Class R6	0.00%	2,121,394	—	(2,135,662)	532,126	(517,850)	—	1	8
Invesco International Small-Mid Company Fund, Class R6	3.50%	5,943,264	3,812,402	(84,951)	(447,935)	(30,293)	—	271,806	9,192,487
Invesco RAFI Developed Markets ex-U.S. ETF	3.28%	5,036,150	3,903,154	(469,120)	(17,446)	186,622	60,479	123,596	8,639,360
Total International and Global Equity Funds		32,025,660	23,057,685	(4,613,226)	(1,307,434)	(454,905)	145,448		48,707,780
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.19%	686,605	2,653,598	(2,843,554)	—	—	3,310	496,649	496,649
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.35%	1,270,247	4,928,110	(5,279,178)	—	—	6,056	919,179	919,179
Total Money Market Funds		1,956,852	7,581,708	(8,122,732)	—	—	9,366		1,415,828
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $246,131,176)	99.89%	270,601,140	85,800,805	(92,257,538)	(7,540,966)	6,001,889	2,049,671		262,605,330

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Invesco Private Government Fund, 3.63%(c)(d)	0.12%	—	12,252,673	(11,939,391)	—	—	4,612 (e)	313,282	313,282
Invesco Private Prime Fund, 3.80%(c)(d)	0.31%	—	29,705,341	(28,890,622)	—	(439)	14,290 (e)	814,199	814,280
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,127,562)	0.43%	—	41,958,014	(40,830,013)	—	(439)	18,902		1,127,562
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $247,258,738)	100.32%	$270,601,140	$127,758,819	$(133,087,551)	$(7,540,966)	$6,001,450	$2,068,573		$263,732,892
OTHER ASSETS LESS LIABILITIES	(0.32)%								(831,779)
NET ASSETS	100.00%								$262,901,113
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$261,189,502	$—	$—	$261,189,502
Money Market Funds	1,415,828	1,127,562	—	2,543,390
Total Investments	$262,605,330	$1,127,562	$—	$263,732,892
Invesco Select Risk: Moderately Conservative Investor Fund